Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 251,453	$ 60,863	$ 481,841
Cash - Escrow	0	1,782	52,659
Accounts Receivable	6,080	39,800	0
Prepaid Insurance	4,540	14,778	0
Inventory	11,580	0	10,035
TOTAL CURRENT ASSETS	273,653	117,223	544,535
Other Assets
Other Asset - Licensing Agreement	0	1,000	0
Total Other Assets	0	1,000	0
TOTAL ASSETS	273,653	118,223	544,535
CURRENT LIABILITIES
Accounts payable	55,029	38,357	0
Credit Card Payable	5,790	203	0
Accrued Liabilities	210,812
Income Tax Payable	3,332
Due to stockholder	1,000	1,000	1,000
TOTAL CURRENT LIABILITIES	275,963	39,560	1,000
Note Payable, net	108,904	0
Total Long-Term Liabilities	108,904	0
TOTAL LIABILITIES	384,867	39,560	1,000
STOCKHOLDERS' EQUITY
Preferred stock	0	0	0
Common stock	40,633	38,983	9,957
Additional paid in capital	2,077,538	1,579,401	542,204
Accumulated deficit	(2,229,385)	(1,539,721)	(8,626)
TOTAL STOCKHOLDERS' EQUITY	(111,214)	78,663	543,535
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 273,653	$ 118,223	$ 544,535